SUPPLEMENT DATED DECEMBER 7, 2009
TO

PROSPECTUSES DATED MAY 1, 2009
FOR SUN LIFE FINANCIAL MASTERS ACCESS NY, SUN LIFE FINANCIAL MASTERS EXTRA NY,
SUN LIFE FINANCIAL MASTERS CHOICE NY, AND SUN LIFE FINANCIAL MASTERS FLEX NY

PROSPECTUS DATED MAY 1, 2003
FOR MFS REGATTA EXTRA NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

On November 23, 2009, shareholders approved the mergers of the following portfolios of the MFS Variable Insurance Trust II after the close of business on December 4, 2009:

MFS Capital Appreciation Portfolio	merged with and into	MFS Massachusetts Investors Growth Stock Portfolio

MFS Mid Cap Value Portfolio	merged with and into	MFS Value Portfolio

MFS Capital Appreciation Portfolio and MFS Mid Cap Value Portfolio are no longer available for investment and all references to these portfolios are hereby deleted from each of the prospectuses listed above.

Please retain this supplement with your Prospectus for future reference.

MFS Both Funds (NY) 09/09